Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment	12 Months Ended
Jul. 03, 2022
Buildings and improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	2 – 39 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	lesser of asset’s useful life or lease term (1 month – 20 years)
Equipment, furniture, and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	2 – 15 years